Investment in Unconsolidated Subsidiary (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated subsidiary	$ 4,703	$ 4,553
Liverpool Community Bank [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of outstanding stock purchased in Liverpool Community Bank	39.16%
Investment in unconsolidated subsidiary	$ 4,703	$ 4,553